2. Regulatory framework (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulatory Framework Details Narrative
Income recognition on account of the RTI - SE Resolution	$ 0	$ 419,732	$ 5,025,114
Higher cost recognition – SE Resolution and subsequent Notes	$ 0	$ 81,512	$ 551,498